CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements Of Comprehensive Income
Net income	$ 5,094	$ 4,262	$ 3,513
Other comprehensive income:
Unrealized holding gains/(losses) on available for sale securities	(3,226)	363	2,448
Less reclassification adjustments for gains included in net income	137	419	129
Net unrealized gains/(losses)	(3,363)	(56)	2,319
Less tax effect	(1,143)	(19)	789
Net-of-tax amount	(2,220)	(37)	1,530
Change in funded status of post-retirement benefit plan	19	(34)	(23)
Less tax effect	7	(12)	(8)
Net-of-tax amount	12	(22)	(15)
Other comprehensive income/(loss), net of tax	(2,208)	(59)	1,515
Comprehensive income	$ 2,886	$ 4,203	$ 5,028